Pension Plans and Other Post-Retirement Benefits - Schedule of Expected Future Benefit Payments (Details) $ in Millions	Dec. 31, 2024 CAD ($)
Disclosure of defined benefit plans [line items]
2025	$ 153
2026	159
2027	164
2028	171
2029	171
2030 to 2034	920
Pension
Disclosure of defined benefit plans [line items]
2025	135
2026	140
2027	145
2028	151
2029	150
2030 to 2034	806
Other post-retirement
Disclosure of defined benefit plans [line items]
2025	18
2026	19
2027	19
2028	20
2029	21
2030 to 2034	$ 114